Income Tax - Additional Infromation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Percent of uncertain income tax positions recognized	50.00%	50.00%
Liability for unrecognized tax benefits	$ 0	$ 0
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards	111,673,000
Net operating loss carryforwards, expiration year	expiring beginning in 2020
California
Income Tax Contingency [Line Items]
Net operating loss carryforwards	97,656,000
Net operating loss carryforwards, expiration year	expiring beginning in 2014
Research Tax Credit Carryforward | Federal
Income Tax Contingency [Line Items]
Research and development tax credits	3,132,000
Income tax research and development expiration year	begin to expire in 2018
Research Tax Credit Carryforward | California
Income Tax Contingency [Line Items]
Research and development tax credits	$ 3,004,000